UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2010
                                              -------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB&T Wealth Management
         -------------------------------------------------
Address: 1 S. Nevada Ave. Ste 200
         -------------------------------------------------
                  Colorado Springs, CO 80903
         -------------------------------------------------

         -------------------------------------------------

Form 13F File Number: 28-
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Justin A. Leveille
         -------------------------------------------------
Title:   Chief Operating Officer
         -------------------------------------------------
Phone:   719-228-1080
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Justin A. Leveille                Colorado Springs, CO           11/4/10
-----------------------------   ----------------------------   -----------------
         [Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number      Name

No.   Form 13F File Number                      Name
         28-12572                      Tradewinds Global Investors, LLC
         28-05723                      Metropolitan West Capital Management, LLC
         28-01880                      Anchor Capital Advisors, INC
         28-10477                      Riversource Investments, LLC
         28-06213                      Eagle Global Advisors, LLC
         28-04981                      Goldman Sachs Group, Inc.
         28-01204                      Wentworth Hauser & Violich, Inc.
         28-06462                      Chartwell Investment Partners
         28-10562                      AllianceBernstein L.P.
         28-01474                      NWQ Investment Management Co, LLC

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       10
                                         ---------------
Form 13F Information Table Entry Total:  131
                                         ---------------
Form 13F Information Table Value Total:  89853.33
                                         ---------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                         SHARES / SH/   INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP         VALUE        PRN AMT PRN    DSCRETN  MANAGERS  SOLE    SHARED       NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE PLC IRELAND SHS C        CS       g1151c101    3,314,220.00      78,000 SH      Sole                                78,000
ALCATEL-LUCENT SPONSORED AD        CS       013904305          344.76         102 SH      Sole                                   102
BP P L C SPONSORED ADR (FRM        CS       055622104        8,234.00         200 SH      Sole                                   200
NOKIA CORPORATION SPONSORED        CS       654902204          601.80          60 SH      Sole                                    60
SCHLUMBERGER LTD                   CS       806857108      258,762.00       4,200 SH      Sole                                 4,200
***VERIGY LTD                      CS       y93691106          121.95          15 SH      Sole                                    15
3M COMPANY                         CS       88579y101   16,869,777.34     194,554 SH      Sole                               178,554
ABBOTT LABORATORIES                CS       002824100    1,653,396.00      31,650 SH      Sole                                31,650
AGILENT TECHNOLOGIES INC           CS       00846u101        4,171.25         125 SH      Sole                                   125
ALCOA INC                          CS       013817101       36,330.00       3,000 SH      Sole                                 3,000
ALIGN TECHNOLOGY INC               CS       016255101        5,991.48         306 SH      Sole                                   306
ALLETE INC                         CS       018522300        1,129.33          31 SH      Sole                                    31
ALLIANCE SEMICONDUCTOR CORP        CS       01877h100           13.00          50 SH      Sole                                    50
ALLSTATE CORP                      CS       020002101      100,960.00       3,200 SH      Sole                                 3,200
AMERICAN EXPRESS COMPANY           CS       025816109      756,540.00      18,000 SH      Sole                                18,000
AMERICAN INTERNATIONAL GROUP I     CS       026874784           78.20           2 SH      Sole                                     2
AOL INC                            CS       00184x105          148.50           6 SH      Sole                                     6
APACHE CORP                        CS       037411105    1,270,880.00      13,000 SH      Sole                                13,000
APPLIED MATERIALS INC              CS       038222105        5,314.40         455 SH      Sole                                   455
ARDEA BIOSCIENCES INC              CS       03969p107          368.00          16 SH      Sole                                    16
AT&T INC                           CS       00206r102      444,901.60      15,556 SH      Sole                                15,556
AUTOMATIC DATA PROCESSING INC      CS       053015103      636,754.50      15,150 SH      Sole                                15,150
BANK OF AMERICA CORP               CS       060505104      197,847.75      15,100 SH      Sole                                15,100
BB&T CORP                          CS       054937107      481,600.00      20,000 SH      Sole                                20,000
BERKSHIRE HATHAWAY INC-DEL CL      CS       084670108      249,000.00           2 SH      Sole                                     2
BEST BUY COMPANY INC               CS       086516101       36,747.00         900 SH      Sole                                   900
BRINKER INTERNATIONAL INC          CS       109641100       25,461.00       1,350 SH      Sole                                 1,350
BRISTOL MYERS SQUIBB CO            CS       110122108      547,622.00      20,200 SH      Sole                                20,200
CARDINAL HEALTH INC                CS       14149y108       39,449.76       1,194 SH      Sole                                 1,194
CBS CORP NEW CLASS B               CS       124857202        6,883.24         434 SH      Sole                                   434
CHEVRON CORPORATION                CS       166764100    1,523,740.00      18,800 SH      Sole                                18,800
CISCO SYSTEMS INC                  CS       17275r102      202,575.00       9,250 SH      Sole                                 9,250
CITIGROUP INC                      CS       172967101          586.50         150 SH      Sole                                   150
COCA COLA ENTERPRISES INC NEW      CS       191216100      646,646.00      11,050 SH      Sole                                11,050
COLGATE PALMOLIVE CO               CS       194162103      768,600.00      10,000 SH      Sole                                10,000
COMCAST CORP NEW CL A              CS       20030n101        2,350.40         130 SH      Sole                                   130
COMERICA INC                       CS       200340107      705,850.00      19,000 SH      Sole                                19,000
CONOCOPHILLIPS                     CS       20825c104      924,163.56      16,092 SH      Sole                                16,092
CORPORATE OFFICE PROPERTIES TR     CS       22002t108        1,119.30          30 SH      Sole                                    30
COSTCO WHOLESALE CORP-NEW          CS       22160k105      322,450.00       5,000 SH      Sole                                 5,000
CVS CAREMARK CORPORATION           CS       126650100      525,549.00      16,700 SH      Sole                                16,700
DEERE & CO                         CS       244199105      767,580.00      11,000 SH      Sole                                11,000
DIRECTV CLASS A NEW                CS       25490a101        4,163.00         100 SH      Sole                                   100
DOW CHEMICAL CO.                   CS       260543103       37,071.00       1,350 SH      Sole                                 1,350
DUKE ENERGY CORPORATION (HOLDI     CS       26441c105      263,524.80      14,880 SH      Sole                                14,880
E I DU PONT DE NEMOURS & CO        CS       263534109        4,462.00         100 SH      Sole                                   100
ECOLAB INC                         CS       278865100      852,432.00      16,800 SH      Sole                                16,800
EMERSON ELECTRIC CO                CS       291011104       42,128.00         800 SH      Sole                                   800
EXPRESS SCRIPTS INC COMMON         CS       302182100      292,200.00       6,000 SH      Sole                                 6,000
EXXON MOBIL CORP                   CS       30231g102    2,888,682.50      46,750 SH      Sole                                46,750
FEDEX CORP                         CS       31428x106      649,800.00       7,600 SH      Sole                                 7,600
FORD MOTOR CO PAR $0.01            CS       345370860       18,360.00       1,500 SH      Sole                                 1,500
FORTUNE BRANDS INC                 CS       349631101        1,230.75          25 SH      Sole                                    25
FRONTIER COMMUNICATIONS CORP S     CS       35906a108        1,299.03         159 SH      Sole                                   159
GENERAL DYNAMICS CORP              CS       369550108      879,340.00      14,000 SH      Sole                                14,000
GENERAL ELECTRIC CO                CS       369604103    2,000,375.00     123,100 SH      Sole                               123,100
GENERAL MILLS INC                  CS       370334104      621,180.00      17,000 SH      Sole                                17,000
GOLDMAN SACHS GROUP INC            CS       38141g104    1,232,544.50       8,525 SH      Sole                                 8,525
HEWLETT PACKARD CO                 CS       428236103      509,047.00      12,100 SH      Sole                                12,100
HOME DEPOT INC                     CS       437076102    1,184,832.00      37,400 SH      Sole                                37,400
ILLINOIS TOOL WORKS INC            CS       452308109      470,200.00      10,000 SH      Sole                                10,000
INTEL CORP                         CS       458140100    1,638,624.00      85,345 SH      Sole                                85,345
INTERNATIONAL BUSINESS MACHINE     CS       459200101    1,794,122.50      13,375 SH      Sole                                13,375
INTERSIL CORPORATION CL A (FRM     CS       46069s109          584.50          50 SH      Sole                                    50
ISHARES TR S&P U S PFD STK IND     CS       464288687      556,920.00      14,000 SH      Sole                                14,000
ISHARES TRUST MSCI EAFE INDEX      CS       464287465      561,721.76      10,228 SH      Sole                                10,228
ISHARES TRUST RUSSELL 1000 GRO     CS       464287614      154,110.00       3,000 SH      Sole                                 3,000
ISHARES TRUST RUSSELL 1000 VAL     CS       464287598      138,626.50       2,350 SH      Sole                                 2,350
ISHARES TRUST RUSSELL 2000 GRO     CS       464287648      678,713.94       9,081 SH      Sole                                 9,081
ISHARES TRUST RUSSELL 2000 VAL     CS       464287630      649,035.30      10,470 SH      Sole                                10,470
JOHNSON & JOHNSON                  CS       478160104    2,128,326.00      34,350 SH      Sole                                34,350
JPMORGAN CHASE & CO FORMERLY J     CS       46625h100    1,297,846.00      34,100 SH      Sole                                34,100
KIMBERLY CLARK CORP                CS       494368103      819,630.00      12,600 SH      Sole                                12,600
KRAFT FOODS INC CL A               CS       50075n104      617,200.00      20,000 SH      Sole                                20,000
LINEAR TECHNOLOGY CORP             CS       535678106          921.90          30 SH      Sole                                    30
LSI CORPORATION                    CS       502161102          104.65          23 SH      Sole                                    23
MACYS INC                          CS       55616p104        2,308.00         100 SH      Sole                                   100
MARATHON OIL CORP                  CS       565849106    1,390,200.00      42,000 SH      Sole                                42,000
MCDONALDS CORP                     CS       580135101      923,924.00      12,400 SH      Sole                                12,400
MCGRAW HILL COMPANIES INC          CS       580645109       13,224.00         400 SH      Sole                                   400
MEDCO HEALTH SOLUTIONS INC         CS       58405u102      260,300.00       5,000 SH      Sole                                 5,000
MEDTRONIC INC                      CS       585055106      375,256.50      11,175 SH      Sole                                11,175
MERCK & CO INC NEW                 CS       58933y105      449,082.00      12,200 SH      Sole                                12,200
MICROSOFT CORP                     CS       594918104      803,272.00      32,800 SH      Sole                                32,800
MONSANTO CO NEW                    CS       61166w101      575,160.00      12,000 SH      Sole                                12,000
MOTOROLA INC                       CS       620076109        1,279.50         150 SH      Sole                                   150
NCR CORP NEW                       CS       62886e108          354.38          26 SH      Sole                                    26
NORFOLK SOUTHERN CORP              CS       655844108      684,365.00      11,500 SH      Sole                                11,500
NORTHERN TRUST CORP                CS       665859104      665,712.00      13,800 SH      Sole                                13,800
OCCIDENTAL PETE CORP               CS       674599105      469,800.00       6,000 SH      Sole                                 6,000
OMNICOM GROUP INC                  CS       681919106       31,584.00         800 SH      Sole                                   800
ORACLE CORP                        CS       68389x105       53,700.00       2,000 SH      Sole                                 2,000
PANERA BREAD CO CL A               CS       69840w108      354,440.00       4,000 SH      Sole                                 4,000
PAYCHEX INC                        CS       704326107      329,880.00      12,000 SH      Sole                                12,000
PEPSICO INC                        CS       713448108    1,893,540.00      28,500 SH      Sole                                28,500
PFIZER INC                         CS       717081103    1,838,168.69     107,057 SH      Sole                               107,057
PHILIP MORRIS INTERNATIONAL IN     CS       718172109      140,050.00       2,500 SH      Sole                                 2,500
PINNACLE WEST CAPITAL CORP         CS       723484101      123,810.00       3,000 SH      Sole                                 3,000
PITNEY BOWES INC                   CS       724479100    8,758,317.00     409,650 SH      Sole                               409,650
PRAXAIR INC                        CS       74005p104      541,560.00       6,000 SH      Sole                                 6,000
PROCTER & GAMBLE CO                CS       742718109    1,709,145.00      28,500 SH      Sole                                28,500
QUALCOMM INC                       CS       747525103        5,415.90         120 SH      Sole                                   120
RADIOSHACK CORP                    CS       750438103        2,133.00         100 SH      Sole                                   100
RF MICRO DEVICES INC               CS       749941100          184.20          30 SH      Sole                                    30
SANTEON GROUP INC                  CS       80288b100            1.88         235 SH      Sole                                   235
SEMPRA ENERGY                      CS       816851109       27,491.80         511 SH      Sole                                   511
SHERWIN WILLIAMS CO                CS       824348106      676,260.00       9,000 SH      Sole                                 9,000
SPDR S&P 500 ETF TR UNIT SER I     CS       78462f103       91,304.00         800 SH      Sole                                   800
STANLEY BLACK & DECKER INC         CS       854502101        1,899.68          31 SH      Sole                                    31
STATE STREET CORP                  CS       857477103      376,600.00      10,000 SH      Sole                                10,000
SYSCO CORP                         CS       871829107    1,483,040.00      52,000 SH      Sole                                52,000
TARGET CORP                        CS       87612e106    1,152,968.00      21,575 SH      Sole                                21,575
TERADATA CORP                      CS       88076w103        1,002.56          26 SH      Sole                                    26
TEXAS INSTRUMENTS INC              CS       882508104    2,171,200.00      80,000 SH      Sole                                80,000
TIME WARNER CABLE INC              CS       88732j207          863.84          16 SH      Sole                                    16
TIME WARNER INC NEW                CS       887317303        2,022.90          66 SH      Sole                                    66
TJX COMPANIES INC NEW              CS       872540109      357,040.00       8,000 SH      Sole                                 8,000
UNITED PARCEL SVC INC CL B         CS       911312106        3,334.50          50 SH      Sole                                    50
UNITED TECHNOLOGIES CORP           CS       913017109    1,780,750.00      25,000 SH      Sole                                25,000
UNITEDHEALTH GROUP INC             CS       91324p102    1,137,564.00      32,400 SH      Sole                                32,400
US BANCORP DEL COM NEW             CS       902973304        4,324.00         200 SH      Sole                                   200
VERIZON COMMUNICATIONS             CS       92343v104       19,260.69         591 SH      Sole                                   591
VIACOM INC NEW CLASS B             CS       92553p201       15,706.46         434 SH      Sole                                   434
VITESSE SEMICONDUCTOR CORP         CS       928497304            3.61           1 SH      Sole                                     1
WAL-MART STORES INC                CS       931142103      107,040.00       2,000 SH      Sole                                 2,000
WALGREEN CO                        CS       931422109        3,350.00         100 SH      Sole                                   100
WALT DISNEY CO                     CS       254687106      340,930.00      10,300 SH      Sole                                10,300
WELLS FARGO & CO                   CS       949746101      931,766.50      37,100 SH      Sole                                37,100
XCEL ENERGY INC                    CS       98389b100       12,633.50         550 SH      Sole                                   550
XEROX CORP                         CS       984121103        5,951.25         575 SH      Sole                                   575
ZIMMER HOLDINGS INC                CS       98956p102      418,640.00       8,000 SH      Sole                                 8,000